Average Annual Total Returns	GaveKal Knowledge Leaders Fund Advisor Class 1/1/2015 - 1/1/2015	GaveKal Knowledge Leaders Fund Institutional Class 1/1/2015 - 1/1/2015	GaveKal Knowledge Leaders Fund - Return After Taxes on Distributions Institutional Class 1/1/2015 - 1/1/2015		GaveKal Knowledge Leaders Fund - Return After Taxes on Distributions and Sale of Fund Shares Institutional Class 1/1/2015 - 1/1/2015		GaveKal Knowledge Leaders Fund MSCI World Index (reflects no deduction for fees, expenses or taxes) 1/1/2015 - 1/1/2015	GaveKal Knowledge Leaders Fund MSCI All Country World Index (reflects no deduction for fees, expenses or taxes) 1/1/2015 - 1/1/2015
[AverageAnnualReturnAbstract]
1 Year	18.71%	19.04%	17.27%	[1]	11.66%	[1]	26.68%	22.80%
Since Inception	10.96%	11.31%	10.77%	[1]	8.77%	[1]	13.51%	11.78%
Inception Date	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2010	[1]	Sep. 30, 2010	[1]	Sep. 30, 2010	Sep. 30, 2010

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.